Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Less intangible assets
Qualifying preferred stock	$ 5,983	$ 5,984
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement (%)	0.070
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	0.085
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	0.105
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	0.040
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Minimum capital ratio requirement	0.030
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	0.065
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	0.080
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	0.100
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	0.050
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Well capitalized ratio requirement	0.030
U.S. Bancorp [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	$ 47,112	45,869
Less intangible assets
Goodwill (net of deferred tax liability)	(9,014)	(8,788)
Other disallowed intangible assets	(654)	(677)
Other	601	(691)
Total common equity tier 1 capital	38,045	35,713
Qualifying preferred stock	5,983	5,984
Noncontrolling interests eligible for tier 1 capital	451	28
Other	(5)	(4)
Total tier 1 capital	44,474	41,721
Eligible portion of allowance for credit losses	4,905	4,491
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,223	3,532
Total tier 2 capital	8,128	8,023
Total risk-based capital	52,602	49,744
Risk-weighted assets	$ 393,648	$ 391,269
Common equity tier 1 capital as a percent of risk-weighted assets	0.097	0.091
Tier 1 capital as a percent of risk-weighted assets	0.113	0.107
Total risk-based capital as a percent of risk-weighted assets	0.134	0.127
Tier 1 capital as a percent of adjusted quarterly average assets	0.083	0.088
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.073	0.070
U.S. Bank National Association [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	$ 52,589	$ 48,592
Less intangible assets
Goodwill (net of deferred tax liability)	(9,034)	(8,806)
Other disallowed intangible assets	(654)	(710)
Other	1,254	38
Total common equity tier 1 capital	44,155	39,114
Noncontrolling interests eligible for tier 1 capital	451	28
Other	(6)	(4)
Total tier 1 capital	44,600	39,138
Eligible portion of allowance for credit losses	4,850	4,491
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,517	3,365
Total tier 2 capital	8,367	7,856
Total risk-based capital	52,967	46,994
Risk-weighted assets	$ 387,388	$ 383,560
Common equity tier 1 capital as a percent of risk-weighted assets	0.114	0.102
Tier 1 capital as a percent of risk-weighted assets	0.115	0.102
Total risk-based capital as a percent of risk-weighted assets	0.137	0.123
Tier 1 capital as a percent of adjusted quarterly average assets	0.084	0.084
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.068	0.067